Subsequent Event - Additional Information (Detail) - Major ordinary share transactions [Member] - Charoong Thai Wire and Cable Public Company Limited [Member] ฿ / shares in Units, ฿ in Millions	Mar. 12, 2018 USD ($)	Mar. 12, 2018 THB (฿) ฿ / shares
Disclosure of non-adjusting events after reporting period [Line Items]
Approved dividend payments to its shareholders	$ 4,400,000	฿ 139.3
Approved dividend payments to its shareholders, per share | ฿ / shares		฿ 0.35
Dividend payment date	May 15, 2018	May 15, 2018
Dividends paid to non-controlling interests | $	$ 2,200